PROVISIONS (Details 8) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Present value of obligations as of January 1, 2017 / April 1, 2016	$ 34,768	$ 31,149
Interest expense on obligation	2,742	1,081
Payments	(3,581)	(1,349)
Actuarial loss	223	3,761
Others	(2,391)	126
Total	$ 31,761	$ 34,768